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Davis Government Money Market Fund A series of Davis Series, Inc. CLASS / Ticker: A (RPGXX), B N/A, C N/A, Y N/A

SUMMARY PROSPECTUS	May 1, 2011

Before you invest, you may want to review Davis Government Money Market Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund at no cost online at http://davisfunds.com/applications_and_prospectuses/ or by calling 1-800-279-0279. The current statutory prospectus and statement of additional information, dated May 1, 2011, and the most recent shareholder report are incorporated by reference into this summary prospectus and may be obtained, free of charge, in the same manner as the statutory prospectus. Click here to view the fund’s statutory prospectus or statement of additional information.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

Davis Government Money Market Fund’s investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

Fees and Expenses of Davis Government Money Market Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Money Market Fund.

Shareholder Fees	Class A, Class B, Class C
(fees paid directly from your investment)	or Class Y shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	None

Redemption Fee (as a percentage of total redemption proceeds)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a	Class A, Class B, Class C
percentage of the value of your investment)	or Class Y shares

Management Fees	0.49%

Distribution and/or service (12b-1) Fees	0.00%

Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.61%

Less Fee Waiver or Expense Reimbursement(1)	0.40%

Net Expenses	0.21%

(1)	The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2012. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to May 1, 2012, without the consent of the board of directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Government Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you sell your
shares in:	1 Year	3 Years	5 Years	10 Years

Class A, Class B, Class C or Class Y shares	$62	$195	$340	$762

You would pay the
following expenses if
you did not redeem
your shares:	1 Year	3 Years	5 Years	10 Years

Class A, Class B, Class C or Class Y shares	$62	$195	$340	$762

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Davis Government Money Market Fund

The principal risks of investing in the Fund are:

Variable Current Income risk. The income which the Fund pays to investors is not stable.

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Interest Rate Sensitivity risk. If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security generally declines.

Changes in Debt Rating risk. If a rating agency gives a fixed income security a low rating, the value of the security will decline because investors will demand a higher rate of return.

Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund’s investment results have varied from year to year. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Calendar Year Total Returns for all class of Shares

Davis Government Money Market Fund
Annual Total Returns for Class A, B, C & Y Shares
for the years ended December 31

Highest/Lowest quarterly results during this time period were:
Highest   1.30% March 31, 2001
Lowest  0.00% December 31, 2010

Total return for the three months ended March 31, 2011 (not annualized) was 0.00%.

Davis Government Money Market Fund Average Annual Total Returns for the Periods Ended December 31, 2010

	Past 1 Year	Past 5 Years	Past 10 Years

Class A, Class B, Class C or Class Y	0.02%	2.33%	2.09%

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares as of December 31, 2010

7-Day SEC Yield	0.00%

You can obtain Davis Government Money Market Fund’s most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Management

Investment Adviser

Davis Selected Advisers, L.P. serves as Davis Government Money Market Fund’s investment adviser.

Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.

Portfolio Manager

Primary Title with Investment
Experience with this Fund	Adviser or Sub-Adviser

Creston King Since August 1999	Vice President, Davis Selected Advisers-NY

Purchase and Sale of Fund Shares

	Class A, B and C shares	Class Y shares

Minimum Initial Investment	$1,000	$5,000,000(1)

Minimum Additional Investment	$25	$25

(1)	Class Y shares may only be purchased by certain institutions. The minimum investment may vary depending on the type of institution.

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds c/o State Street Bank and Trust Company, P.O. Box 8406, Boston, MA 02266-8406, telephoning 1-800-279-0279 or accessing Davis Funds’ website (www.davisfunds.com).

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Tax Information

Distributions (if any) may be taxed as ordinary income or capital gains by federal, state and local authorities. Generally, the Fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Davis Government Money Market Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the fund’s statutory prospectus or statement of additional information.

Investment Company Act File No. 811-2679

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Davis Advisors 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 800-279-0279 davisfunds.com